Annual Total Returns[BarChart] - AST QMA US EQUITY ALPHA PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.46%	18.81%	32.43%	17.21%	3.08%	14.84%	22.25%	(8.22%)	24.47%	(5.19%)